Significant Accounting Policies - Summary of The Effect Of Adoption IFRS 16 (Detail) ₽ in Millions	Jan. 01, 2019 RUB (₽)
Assets
Right-of-use assets	₽ 5,534
Property, plant and equipment	(85)
Advances paid and other current non-financial assets	(185)
Total assets	5,264
Liabilities
Lease liabilities	5,264
Trade and other payables	(158)
Total liabilities	5,106
Equity
Accumulated losses	158
Total equity	₽ 158